5. Risk management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
SummaryOfRiskManagementLineItems [Line Items]
Borrowings		R$ 9,224,174	R$ 9,218,759
CDI
SummaryOfRiskManagementLineItems [Line Items]
Borrowings	[1]	1,866,755	1,250,000
TR
SummaryOfRiskManagementLineItems [Line Items]
Borrowings	[2]	1,675,203	1,637,290
IPCA
SummaryOfRiskManagementLineItems [Line Items]
Borrowings	[3]	1,366,134	1,614,595
TJLP
SummaryOfRiskManagementLineItems [Line Items]
Borrowings	[4]	1,381,342	1,322,854
LIBOR
SummaryOfRiskManagementLineItems [Line Items]
Borrowings	[5]	2,829,073	3,259,295
Interest and charges
SummaryOfRiskManagementLineItems [Line Items]
Borrowings		R$ 105,667	R$ 134,725

[1]	CDI - (Certificado de Deposito Interbancario), an interbank deposit certificate.
[2]	TR - Interest Benchmark Rate.
[3]	IPCA - (Indice Nacional de Precos ao Consumidor Amplo), a consumer price index.
[4]	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index.
[5]	LIBOR - London Interbank Offered Rate.